Goodwill and Intangible Assets Future Amortization of Intangible Assets (Details) $ in Thousands	Mar. 31, 2020 USD ($)
Other Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 71,049
Finite-Lived Intangible Assets, Amortization Expense, Year Two	68,393
Finite-Lived Intangible Assets, Amortization Expense, Year Three	62,808
Finite-Lived Intangible Assets, Amortization Expense, Year Four	56,549
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 54,772